SCHEDULE OF PLEDGE INFORMATION (Details) - JPY (¥) ¥ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Financing Receivable, Past Due [Line Items]
Short-term loans		¥ 1,692,599	¥ 697,179
Long-term loans		21,551,158	16,287,956
Real Estate Inventories and Buildings Held for Lease [Member]
Financing Receivable, Past Due [Line Items]
Short-term loans		1,395,600	485,180
Restricted Cash [Member]
Financing Receivable, Past Due [Line Items]
Short-term loans	[1]	100,000	45,100
Long-term loans	[1]	1,099,591	196,056
Real Estate Inventories and Buildings Held for Lease and Solar Power Systems [Member]
Financing Receivable, Past Due [Line Items]
Long-term loans		19,341,481	14,780,915
Accounts Receivable iIn Connection with Electricity Sales to Power [Member]
Financing Receivable, Past Due [Line Items]
Long-term loans		¥ 174,901	¥ 136,091

[1]	As of December 31, 2023 and 2022, these loans were secured by restricted cash of JPY151,503 and JPY51,503, respectively.